Dec. 09, 2016

John Hancock Variable Insurance Trust
Supplement dated December 9, 2016
to the Prospectus dated May 1, 2016

Equity Income Trust (the "fund")

Effective January 1, 2017, the information found under "Fees and expenses" and "Expense example" is amended and restated as follows to reflect the new advisory fee schedule:

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee [1]	0.73	0.73	0.73
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.04	0.04	0.04
Acquired fund fees and expenses [2]	0.01	0.01	0.01
Total annual fund operating expenses [3]	0.83	1.03	0.78

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2017.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	85	105	80
3 years	265	328	249
5 years	460	569	433
10 years	1,025	1,259	966